Share-Based Compensation (Details) - USD ($)				3 Months Ended
	Jan. 01, 2026	Aug. 29, 2025	Feb. 26, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Share-Based Compensation [Line Items]
Ordinary shares issued				37,758,997		37,758,997
Exercise price per share (in Dollars per share)			$ 5.5
Fair value of AMI warrants (in Dollars)			$ 36,000
General and administrative expenses (in Dollars)					$ 9,000
Number of shares issued				4,440,500
Percentage of outstanding shares				1.00%
Share-based compensation expenses (in Dollars)				$ 154,900
Unrecognized share-based compensation expenses (in Dollars)				$ 0
AUM Media Inc [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued			50,000
Management [Member]
Share-Based Compensation [Line Items]
Number of granted shares	810,000
Number of not outstanding shares				810,000
Three independent directors [Member]
Share-Based Compensation [Line Items]
Number of granted shares				24,000
Three consultants [Member]
Share-Based Compensation [Line Items]
Number of granted shares				1,380,000
Another consultant [Member]
Share-Based Compensation [Line Items]
Number of granted shares				110,000
Number of not outstanding shares				110,000
Recognized share-based compensation expenses (in Dollars)				$ 154,900
Certain employees [Member]
Share-Based Compensation [Line Items]
Number of granted shares				126,957
Number of not outstanding shares				126,957
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Number of granted shares		2,450,957
Grant-date fair value of restricted shares		5.64
Restricted shares outstanding.				2,450,957		1,404,000